Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2065 Fund	Sep. 08, 2023
Fidelity Freedom 2065 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.27%)
Since Inception	5.98%
Fidelity Freedom 2065 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.86%)
Since Inception	4.43%
Fidelity Freedom 2065 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.69%)
Since Inception	4.56%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.73%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	AFrom June 28, 2019.